Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Revenue

($ millions)	2022	2021
Electric and gas revenue
United States
ITC	1,911	1,694
UNS Energy	2,498	2,071
Central Hudson	1,307	962
Canada
FortisBC Energy	2,080	1,645
FortisAlberta	655	622
FortisBC Electric	429	404
Newfoundland Power	722	701
Maritime Electric	234	223
FortisOntario	220	211
Caribbean
Caribbean Utilities	349	248
FortisTCI	98	89
Total electric and gas revenue	10,503	8,870
Other services revenue (1)	409	382
Revenue from contracts with customers	10,912	9,252
Alternative revenue	(28)	(18)
Other revenue	159	214
Total revenue	11,043	9,448
(1)    Includes $266 million and $260 million from regulated operations for 2022 and 2021, respectively